Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,237)	$ (5,402)	$ (11,755)	$ (7,825)	$ (4,581)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	164	97	239	131	44
Non-cash finance expenses (income), net	31	(132)	(206)	(279)	34
Net changes in operating lease assets and liabilities	(31)	(109)	(148)	119	(3)
Gain from disposal of assets				(16)
Share-based compensation	264	141	(219)	(1,751)	(1,315)
Changes in operating assets and liabilities:
Trade receivables		(304)			36
Prepaid expenses and other current assets	(764)	129	(163)	(74)	(132)
Inventory	283	(1,250)	(1,117)	(1,405)	(462)
Accounts payable	(218)	797	64	10	(28)
Other payables and accrued expenses	(432)	388	1,028	51	244
Short term employee benefits	(100)	(163)	45	492	78
Net cash used in operating activities	(6,040)	(5,808)	(12,232)	(10,547)	(6,085)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in Short Term Deposit	(3,500)
Purchase of equipment	(38)	(583)	(1,365)	(500)	(298)
Grants received for property and equipment			250
Long term restricted deposits	224		(224)
Net cash used in investing activities	(3,314)	(583)	(1,339)	(500)	(298)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net of issuance costs				27,870	7,645
Proceeds from issuance of shares, net of issuance costs	7,551
Proceeds from issuance promissory notes	2,870
Proceeds from issuance warrants liability	306
Net cash provided by financing activities	10,727			27,870	7,645
Effect of change in exchange on cash balances in foreign currencies	(105)	(622)	(550)	(1,906)	428
Net change in cash and cash equivalent	1,268	(7,013)	(14,121)	14,917	1,690
Cash and cash equivalents and restricted bank deposits at beginning of period	6,672	20,793	20,793	5,876	4,186
Cash and cash equivalents and restricted bank deposits at end of period	7,940	13,780	6,672	20,793	5,876
Supplemental disclosure of cash flow information
Operating lease liabilities arising from obtaining right-of-use assets	22	36	55	319	1,496
Purchase of equipment		23			196
Reclassification inventory to property and equipment		195	195
Conversion of preferred shares into ordinary shares					$ 21,878
Modification of lease contract	32
Reclassification of liability classified share-based compensation awards to equity	$ 302